UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

[LOGO OF USAA]
   USAA(R)

                             USAA INTERMEDIATE-TERM
                                    BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                    A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JULY 31, 2007

--------------------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Distributions to Shareholders                                            17

    Report of Independent Registered Public Accounting Firm                  18

    Portfolio of Investments                                                 19

    Notes to Portfolio of Investments                                        40

    Financial Statements                                                     43

    Notes to Financial Statements                                            46

EXPENSE EXAMPLE                                                              59

ADVISORY AGREEMENT                                                           61

TRUSTEES' AND OFFICERS' INFORMATION                                          67

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                        ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]        NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                           OVERALL RISK OF YOUR PORTFOLIO.

                                                            "
                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]                  [PHOTO OF JULIANNE BASS]
   MATTHEW FREUND, CFA                        JULIANNE BASS, CFA
   USAA Investment Management Company         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Intermediate-Term Bond Fund provided a total return of 5.46% for the one-year period ended July 31, 2007. This compares to a 4.76% return for the average Lipper Intermediate Investment Grade Debt Fund, which placed your Fund in the top 18% of its peer group. During the same period, the Lehman Brothers U.S. Aggregate Bond Index returned 5.58% and the Lipper Intermediate Investment Grade Debt Funds Index returned 5.07%. At the same time, the Fund provided a one-year dividend yield of 5.09%, compared to 4.57% for the average Lipper Intermediate Investment Grade Debt Fund.

         In January 2007, Julianne Bass began co-managing the Fund. Ms. Bass has 20 years of investment experience, eight of them with USAA Investment Management Company.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         During the period, Federal Reserve Board (the Fed) governors left the federal funds rate unchanged at 5.25%. Longer rates drifted downward and the yield curve inverted, putting overnight rates above 2- to 30-year maturities (see graph).

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 12 AND 14 FOR BENCHMARK DEFINITIONS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-39.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        HISTORICAL YIELD CURVE

                  [CHART OF HISTORICAL YIELD CURVE]

                   7/31/06            7/31/07              CHANGE
                   -------            -------             --------
 3 MONTH            5.068%             4.941%             -0.1278%
 6 MONTH            5.144%             4.969%             -0.1746%
 2 YEAR             4.950%             4.517%             -0.4326%
 3 YEAR             4.915%             4.504%             -0.4110%
 5 YEAR             4.896%             4.561%             -0.3349%
10 YEAR             4.979%             4.739%             -0.2406%
30 YEAR             5.065%             4.902%             -0.1630%

                             [END CHART]

SOURCE: BLOOMBERG L.P.

         For most of the year, the Treasury market was trading in a narrow range, with investors complacent about U.S. economic strength and the inflation outlook. At the same time, several lenders were forced to close and cracks began to appear in the subprime mortgage market. In May, it appeared the economy had overcome these obstacles and that accelerating growth would require the Fed to raise rates. However, during July, there was a sea change as concern over the subprime fallout expanded to encompass the health of major financial institutions. Several investors (primarily hedge funds and leveraged investment funds) were forced to liquidate or suspend payments.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We strive to generate an attractive yield with an acceptable level of price volatility. This was a challenge while the yield curve was inverted. If we extend maturities, we can seek to lock in higher interest rates, but we may run the risk that rates may increase further and reduce the Fund's net asset value (NAV), because as interest rates increase, bond prices fall. If we do not extend, the NAV remains more stable, but we lose the opportunity to maintain an attractive yield should rates fall. It is impossible to stabilize both the NAV and the long-term income of the Fund. Our strategy, which gave the Fund a substantial yield advantage over its peers, was to seek to maximize income by purchasing attractive bonds along the yield curve, generally focusing on issues 10 years and shorter.

         We remain  committed  to  building  a  high-quality  portfolio  that is diversified among multiple asset classes and continue to use fundamental research to select bonds for the portfolio. For most of the period, the Fund's performance benefited from rising prices. However, during the final weeks of the Fund's reporting period, few issues were immune from the market volatility that accompanied investors' reassessment of risk. Even a historically safe haven such as financials, which performed well until June, suffered. Although we maintained our focus on high-quality issues, our holdings in commercial mortgage-backed securities were tainted by association with the mortgage sector.

WHAT IS THE OUTLOOK?

         As the reporting period ended, the market was fixated on the availability of short-term liquidity, but we believe it will ultimately return to fundamentals. The Fed might be induced to reduce overnight rates if traditional lenders seem constrained. In the meantime, investors who can look beyond the current volatility could benefit from potential buying opportunities in the months ahead.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Going forward, investors should expect most of the Fund's return to come from the income it provides. Your portfolio management team remains committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk.

8

 F U N D
==============------------------------------------------------------------------
               RECOGNITION

USAA INTERMEDIATE-TERM BOND FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
                     out of 972 intermediate-term bond funds
                       for the period ended July 31, 2007:

                                 OVERALL RATING
                                  *   *   *   *

         3-YEAR                      5-YEAR                      10-YEAR
         * * * *                     * * * *                       N/A
    out of 972 funds             out of 806 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA INTERMEDIATE-TERM BOND FUND

                      [LOGO OF LIPPER LEADER TOTAL RETURN]

The Fund is listed as a Lipper Leader for Total Return among 453 within the Lipper Intermediate Investment Grade category for the overall period ended July 31, 2007. The Fund received a Lipper Leader rating for Total Return among 387 funds for the five-year period and a score of 2 among 453 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of July 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND (Ticker Symbol: USIBX)

OBJECTIVE
--------------------------------------------------------------------------------

    High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

    Normally, at least 80% of the Fund's assets will be invested in a broad range of debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

--------------------------------------------------------------------------------
                                          7/31/07                    7/31/06
--------------------------------------------------------------------------------
Net Assets                             $702.9 Million             $433.9 Million
Net Asset Value Per Share                  $9.85                      $9.81

--------------------------------------------------------------------------------
                                                     7/31/07            7/31/06
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity          6.4 Years          6.6 Years

    DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/07
--------------------------------------------------------------------------------

1 YEAR        5 YEARS        SINCE INCEPTION ON 8/02/99        30-DAY SEC YIELD*
5.46%          5.17%                   5.62%                         5.77%

-----------------------------------------
              EXPENSE RATIO*
-----------------------------------------
Before Reimbursement                0.79%
After Reimbursement                 0.65%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.65%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2007

-----------------------------------------------------------------------------------------------
                                TOTAL RETURN     =       DIVIDEND RETURN    +      PRICE CHANGE
-----------------------------------------------------------------------------------------------
SINCE INCEPTION ON 8/02/99          5.62%        =            5.77%         +         -0.15%
5 YEARS                             5.17%        =            4.99%         +          0.18%
1 YEAR                              5.46%        =            5.05%         +          0.41%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 8-YEAR PERIOD ENDED JULY 31, 2007

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                     TOTAL RETURN     DIVIDEND RETURN     CHANGE IN SHARE PRICE
7/31/2000                5.56%             7.36%                  -1.80%
7/31/2001               13.92%             7.91%                   6.01%
7/31/2002                0.09%             6.33%                  -6.24%
7/31/2003                9.67%             5.67%                   4.00%
7/31/2004                4.55%             4.65%                  -0.10%
7/31/2005                4.60%             4.70%                  -0.10%
7/31/2006                1.62%             4.78%                  -3.16%
7/31/2007                5.46%             5.05%                   0.41%

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN
         DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA INTERMEDIATE-TERM     LIPPER INTERMEDIATE INVESTMENT
                            BOND FUND               GRADE DEBT FUNDS AVERAGE
7/31/2000                     7.29%                         6.14%
7/31/2001                     6.98                           5.9
7/31/2002                     6.82                          5.21
7/31/2003                     5.32                          4.19
7/31/2004                     4.61                          3.68
7/31/2005                     4.65                          3.71
7/31/2006                     4.89                           4.2
7/31/2007                     5.09                          4.57

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 7/31/00 TO 7/31/07.

         THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS, AS REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS      LIPPER INTERMEDIATE
                 U.S. AGGREGATE        INVESTMENT GRADE       USAA INTERMEDIATE-
                   BOND INDEX             FUNDS INDEX            TERM BOND FUND
 7/31/99           $10,000.00             $10,000.00              $10,000.00
 8/31/99             9,994.91               9,989.34               10,009.94
 9/30/99            10,110.95              10,099.27               10,139.20
10/31/99            10,148.25              10,114.64               10,173.89
11/30/99            10,147.53              10,126.52               10,217.51
12/31/99            10,098.59              10,079.97               10,176.92
 1/31/00            10,065.53              10,044.13               10,146.73
 2/29/00            10,187.26              10,153.17               10,261.74
 3/31/00            10,321.46              10,278.50               10,387.82
 4/30/00            10,291.91              10,214.84               10,311.27
 5/31/00            10,287.18              10,196.30               10,222.28
 6/30/00            10,501.21              10,412.21               10,458.17
 7/31/00            10,596.53              10,501.09               10,556.34
 8/31/00            10,750.11              10,646.70               10,602.09
 9/30/00            10,817.70              10,717.23               10,742.29
10/31/00            10,889.28              10,755.01               10,691.89
11/30/00            11,067.33              10,926.16               10,856.73
12/31/00            11,272.63              11,146.90               11,094.30
 1/31/01            11,456.98              11,342.75               11,352.94
 2/28/01            11,556.79              11,451.76               11,497.47
 3/31/01            11,614.80              11,496.27               11,594.71
 4/30/01            11,566.60              11,434.43               11,550.60
 5/31/01            11,636.36              11,504.85               11,628.19
 6/30/01            11,680.33              11,547.16               11,692.79
 7/31/01            11,941.47              11,827.28               12,026.24
 8/31/01            12,078.22              11,957.52               12,162.73
 9/30/01            12,218.96              12,049.56               12,291.65
10/31/01            12,474.65              12,295.18               12,443.35
11/30/01            12,302.66              12,140.79               12,165.01
12/31/01            12,224.54              12,062.75               12,025.50
 1/31/02            12,323.49              12,149.80               12,075.59
 2/28/02            12,442.92              12,267.23               12,102.75
 3/31/02            12,235.92              12,054.36               11,995.26
 4/30/02            12,473.20              12,271.81               12,111.30
 5/31/02            12,579.18              12,372.54               12,200.42
 6/30/02            12,687.95              12,364.56               12,187.02
 7/31/02            12,841.05              12,413.66               12,037.16
 8/31/02            13,057.86              12,652.89               12,345.15
 9/30/02            13,269.34              12,790.95               12,576.84
10/31/02            13,208.90              12,741.90               12,337.37
11/30/02            13,205.38              12,802.47               12,372.67
12/31/02            13,478.15              13,063.00               12,718.50
 1/31/03            13,489.66              13,103.84               12,763.39
 2/28/03            13,676.31              13,290.70               12,985.42
 3/31/03            13,665.77              13,292.01               12,999.81
 4/30/03            13,778.54              13,447.37               13,208.59
 5/31/03            14,035.44              13,698.16               13,574.76
 6/30/03            14,007.58              13,694.84               13,589.16
 7/31/03            13,536.65              13,233.07               13,201.68
 8/31/03            13,626.53              13,333.75               13,241.93
 9/30/03            13,987.23              13,692.26               13,618.67
10/31/03            13,856.78              13,595.61               13,529.91
11/30/03            13,889.97              13,631.51               13,551.45
12/31/03            14,031.32              13,770.16               13,683.62
 1/31/04            14,144.20              13,879.65               13,786.90
 2/29/04            14,297.30              14,014.47               13,917.88
 3/31/04            14,404.37              14,115.43               14,009.37
 4/30/04            14,029.62              13,776.27               13,729.03
 5/31/04            13,973.42              13,708.71               13,642.44
 6/30/04            14,052.39              13,772.60               13,693.94
 7/31/04            14,191.68              13,901.87               13,803.45
 8/31/04            14,462.39              14,152.22               14,030.64
 9/30/04            14,501.63              14,189.25               14,083.78
10/31/04            14,623.24              14,301.08               14,191.23
11/30/04            14,506.60              14,211.69               14,081.76
12/31/04            14,640.08              14,359.51               14,223.13
 1/31/05            14,732.01              14,437.07               14,288.45
 2/28/05            14,645.04              14,375.86               14,231.61
 3/31/05            14,569.83              14,290.78               14,159.65
 4/30/05            14,767.01              14,466.62               14,345.84
 5/31/05            14,926.78              14,618.52               14,468.72
 6/30/05            15,008.17              14,704.26               14,566.47
 7/31/05            14,871.54              14,589.41               14,437.14
 8/31/05            15,062.19              14,771.98               14,621.07
 9/30/05            14,907.03              14,622.16               14,494.29
10/31/05            14,789.06              14,501.74               14,402.57
11/30/05            14,854.46              14,554.83               14,473.93
12/31/05            14,995.69              14,687.33               14,606.51
 1/31/06            14,996.54              14,706.02               14,587.02
 2/28/06            15,046.32              14,749.41               14,631.10
 3/31/06            14,898.67              14,606.85               14,533.77
 4/30/06            14,871.66              14,586.58               14,488.61
 5/31/06            14,855.80              14,570.71               14,490.65
 6/30/06            14,887.29              14,586.30               14,510.21
 7/31/06            15,088.59              14,788.67               14,685.74
 8/31/06            15,319.57              15,010.98               14,910.89
 9/30/06            15,454.14              15,136.61               15,079.49
10/31/06            15,556.37              15,238.85               15,183.69
11/30/06            15,736.84              15,415.34               15,368.41
12/31/06            15,645.52              15,343.15               15,292.30
 1/31/07            15,639.10              15,327.56               15,305.29
 2/28/07            15,880.25              15,575.74               15,554.15
 3/31/07            15,880.74              15,570.37               15,543.56
 4/30/07            15,966.37              15,648.73               15,638.04
 5/31/07            15,845.37              15,516.01               15,501.58
 6/30/07            15,798.49              15,452.77               15,465.78
 7/31/07            15,930.28              15,537.99               15,486.98

                                   [END CHART]

         *DATA FROM 7/31/99 THROUGH 7/31/07.

         SEE NEXT PAGE FOR BENCHMARK DEFINITIONS.

         *THE  PERFORMANCE  OF THE LIPPER  INTERMEDIATE  INVESTMENT  GRADE FUNDS
          INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  13  illustrates   the  comparison  of  a  $10,000
         hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                   PORTFOLIO RATINGS MIX
                         7/31/2007

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                     35%
AA                                                       9%
A                                                       24%
BBB                                                     25%
Below Investment-Grade                                   5%
Securities With Short-Term Investment-Grade Ratings      2%

                        [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                       PORTFOLIO MIX
                         7/31/2007

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                 42.1%
Commercial Mortgage Securities                        24.4%
Eurodollar and Yankee Obligations                     10.3%
Municipal Bonds                                        7.0%
Asset-Backed Securities                                6.6%
U.S. Treasury Securities                               3.1%
Money Market Instruments                               2.3%
Preferred Securities                                   2.0%
U.S. Government Agency Issues                          1.8%

                        [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERMEDIATE-TERM BOND FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $24,953,000 as qualifying interest income.

18

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INTERMEDIATE-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Intermediate-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Bond Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (42.1%)

            CONSUMER DISCRETIONARY (2.6%)
            -----------------------------
            BROADCASTING & CABLE TV (1.1%)
   $2,000   Clear Channel Communications, Inc., Notes                          4.25%      5/15/2009        $  1,892
    1,000   Comcast Corp., Notes                                               6.50       1/15/2017           1,015
    1,000   Cox Communications, Inc., Notes                                    3.88      10/01/2008             981
    1,000   Cox Enterprises, Inc., Notes(a)                                    7.38       6/15/2009           1,031
    1,000   Jones Intercable, Inc., Senior Notes                               7.63       4/15/2008           1,012
    2,000   Liberty Media Corp., Senior Notes                                  5.70       5/15/2013           1,835
                                                                                                           --------
                                                                                                              7,766
                                                                                                           --------
            CASINOS & GAMING (0.1%)
    1,000   Harrahs Operating Co., Inc., Bonds                                 5.63       6/01/2015             726
                                                                                                           --------
            HOME FURNISHINGS (0.2%)
    1,000   Mohawk Industries, Inc., Senior Notes                              5.75       1/15/2011           1,011
                                                                                                           --------
            HOMEBUILDING (0.3%)
    2,000   Centex Corp., Senior Notes                                         7.88       2/01/2011           2,058
                                                                                                           --------
            HOTELS, RESORTS, & CRUISE LINES (0.3%)
    2,000   Royal Caribbean Cruises Ltd., Senior Notes                         7.25       6/15/2016           1,908
                                                                                                           --------
            HOUSEHOLD APPLIANCES (0.4%)
    2,000   Stanley Works Capital Trust I, Bonds                               5.90      12/01/2045           1,875
    1,000   Whirlpool Corp., Debentures                                        7.75       7/15/2016           1,091
                                                                                                           --------
                                                                                                              2,966
                                                                                                           --------
            HOUSEWARES & SPECIALTIES (0.1%)
    1,000   Newell Rubbermaid, Inc., Notes                                     4.63      12/15/2009             988
                                                                                                           --------
            PUBLISHING (0.1%)
    1,000   Scholastic Corp., Notes                                            5.00       4/15/2013             878
                                                                                                           --------
            Total Consumer Discretionary                                                                     18,301
                                                                                                           --------
            CONSUMER STAPLES (0.6%)
            -----------------------
            FOOD RETAIL (0.3%)
    2,000   Kroger Co., Notes                                                  5.50       2/01/2013           1,966
                                                                                                           --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            SOFT DRINKS (0.2%)
   $1,000   Bottling Group, LLC, Senior Notes                                  5.50%      4/01/2016        $    980
                                                                                                           --------
            TOBACCO (0.1%)
    1,000   Universal Corp., Notes                                             5.00       9/01/2011             969
                                                                                                           --------
            Total Consumer Staples                                                                            3,915
                                                                                                           --------
            ENERGY (2.7%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    1,000   Polar Tankers, Inc., Notes(a)                                      5.95       5/10/2037             924
                                                                                                           --------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,000   Seacor Holdings, Inc., Senior Notes                                5.88      10/01/2012           1,969
                                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    1,000   Cimarex Energy Co., Senior Notes                                   7.13       5/01/2017             950
    2,000   Southwestern Energy Co., MTN                                       7.63       5/01/2027           2,068
    1,000   XTO Energy, Inc., Senior Notes                                     5.65       4/01/2016             977
                                                                                                           --------
                                                                                                              3,995
                                                                                                           --------
            OIL & GAS REFINING & MARKETING (0.3%)
    2,000   Premcor Refining Group, Inc., Senior Notes                         7.50       6/15/2015           2,066
                                                                                                           --------
            OIL & GAS STORAGE & TRANSPORTATION (1.4%)
    1,250   Buckeye Partners, Senior Notes                                     5.13       7/01/2017           1,152
    2,000   El Paso Energy Corp., Notes(a)                                     5.90       4/01/2017           1,942
    1,000   Enterprise Products Operations, LP, Junior
              Subordinated Notes                                               8.38       8/01/2066           1,022
    1,000   K N Capital Trust III, Subordinated Debentures                     7.63       4/15/2028             943
    1,000   Kinder Morgan Finance Co., Guaranteed Notes                        5.70       1/05/2016             889
    1,000   Pacific Energy Partners, LP, Senior Notes                          7.13       6/15/2014           1,022
    2,000   Sabine Pass LNG, LP, Secured Notes(a)                              7.25      11/30/2013           1,915
    1,000   TEPPCO Partners, LP, Junior Subordinated Notes                     7.00       6/01/2067             921
                                                                                                           --------
                                                                                                              9,806
                                                                                                           --------
            Total Energy                                                                                     18,760
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            FINANCIALS (25.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   $2,000   American Capital Strategies Ltd., Senior Notes                     6.85%      8/01/2012        $  2,025
    2,000   Mellon Bank N.A., Subordinated Notes                               5.45       4/01/2016           1,962
                                                                                                           --------
                                                                                                              3,987
                                                                                                           --------
            CONSUMER FINANCE (2.2%)
    3,000   American Express Co., Subordinated Debentures                      6.80       9/01/2066           3,071
    1,000   ERAC USA Finance Co., Notes(a)                                     6.20      11/01/2016             991
    2,000   Ford Motor Credit Co., Notes                                       7.00      10/01/2013           1,802
    2,000   Ford Motor Credit Co. LLC, Senior Notes                            4.95       1/15/2008           1,976
    4,000   General Motors Acceptance Corp., Notes                             6.13       8/28/2007           3,996
            SLM Corp.,
    1,000     MTN, CPI Floating Rate Notes                                     3.95(b)    6/01/2009             936
    3,000     MTN, Series A                                                    5.56(b)    1/26/2009           2,957
                                                                                                           --------
                                                                                                             15,729
                                                                                                           --------
            DIVERSIFIED BANKS (1.9%)
    1,000   Comerica Bank, Subordinated Notes                                  5.20       8/22/2017             926
    1,000   Compass Bank, Notes                                                8.10       8/15/2009           1,054
    1,000   Emigrant Bancorp, Inc., Senior Notes(a)                            6.25       6/15/2014           1,001
    2,000   First Tennessee Bank, N.A., Subordinated Notes                     4.63       5/15/2013           1,892
    2,000   First Union National Bank, FL, Subordinated Debentures             6.18       2/15/2036           2,040
    3,000   First Union National Bank, NC, Subordinated Notes                  6.18       2/15/2036           3,060
    2,000   Key Bank N.A., Subordinated Notes                                  5.45       3/03/2016           1,972
    1,000   SouthTrust Bank, N.A., Subordinated Notes                          6.57      12/15/2027           1,067
                                                                                                           --------
                                                                                                             13,012
                                                                                                           --------
            LIFE & HEALTH INSURANCE (2.5%)
    2,000   Blue Cross Blue Shield FL, Inc., Notes                             8.25      11/15/2011           2,219
    2,000   Great-West Life & Annuity Insurance Co., Bonds(a)                  7.15       5/16/2046           2,026
    3,000   Lincoln National Corp., Bonds                                      7.00       5/17/2066           3,019
    3,000   MetLife, Inc., Junior Subordinated Bonds                           6.40      12/15/2036           2,691
    1,000   Monumental Global Funding II, Senior Secured Notes(a)              4.38       7/30/2009             982
    3,000   North Front, Pass-Through Trust, Notes(a)                          5.81      12/15/2024           2,889
    1,000   Phoenix Companies, Inc., Senior Notes                              6.68       2/16/2008           1,002
    3,000   StanCorp Financial Group, Inc., Notes                              6.90       5/29/2067           2,962
                                                                                                           --------
                                                                                                             17,790
                                                                                                           --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (2.0%)
   $2,000   American General Finance Corp., MTN, Series I                      4.88%      7/15/2012        $  1,940
    3,000   Farmers Exchange Capital, Surplus Notes(a)                         7.05       7/15/2028           2,812
    2,000   Genworth Financial, Inc., Junior Subordinated Notes                6.15      11/15/2066           1,828
    3,000   Glen Meadow Pass-Through Certificates, Bonds(a)                    6.51       2/12/2067           2,945
    2,000   ILFC E-Capital Trust II, Bonds(a)                                  6.25      12/21/2065           1,931
    2,000   Oil Casualty Insurance Ltd., Subordinated Debentures(a)            8.00       9/15/2034           1,958
    1,000   Oil Insurance Ltd., Notes(a)                                       7.56               -(c)        1,034
                                                                                                           --------
                                                                                                             14,448
                                                                                                           --------
            MULTI-SECTOR HOLDINGS (0.5%)
            Leucadia National Corp.,
    3,000     Senior Notes                                                     7.00       8/15/2013           2,835
    1,000     Senior Notes(a)                                                  7.13       3/15/2017             915
                                                                                                           --------
                                                                                                              3,750
                                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    3,000   AgFirst Farm Credit Bank, Subordinated Notes                       6.59               -(c)        3,004
    2,000   Northgroup Preferred Capital Corp., Notes(a)                       6.38               -(c)        1,968
    2,000   Travelers Life & Annuity, Notes(a)                                 5.13       8/15/2014           1,911
                                                                                                           --------
                                                                                                              6,883
                                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (5.6%)
    1,000   21st Century Insurance Group, Senior Notes                         5.90      12/15/2013           1,029
    2,500   Allstate Corp., Junior Subordinated Debentures                     6.13       5/15/2037           2,372
    5,000   Berkshire Hathaway Finance Corp., Senior Notes                     4.85       1/15/2015           4,799
    2,500   Chubb Corp., Subordinated Notes                                    6.38       3/29/2037           2,411
    1,000   Fidelity National Title Group, Inc., Notes                         5.25       3/15/2013             959
    2,000   First American Capital Trust I, Cumulative
              Trust Preferred Securities, Subordinated Debentures              8.50       4/15/2012           2,185
    2,275   Fund American Companies, Inc., Notes                               5.88       5/15/2013           2,229
    1,000   Infinity Property & Casualty Corp.,
              Senior Notes, Series B                                           5.50       2/18/2014             973
    3,000   Liberty Mutual Group, Inc., Junior Subordinated Notes(a)           7.00       3/15/2037           2,727
            Markel Corp.,
    1,000     Senior Notes                                                     6.80       2/15/2013           1,023
    1,302     Senior Notes                                                     7.35       8/15/2034           1,334

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $2,000   Ohio Casualty Corp., Notes                                         7.30%      6/15/2014        $  2,137
    4,000   Progressive Corp., Junior Subordinated Debentures                  6.70       6/15/2037           3,841
    2,000   RLI Corp., Senior Notes                                            5.95       1/15/2014           1,983
    3,000   Security Capital Assurance Ltd., Bonds(a)                          6.88               -(c)        2,819
    1,000   St. Paul Travelers Companies, Inc., Senior Notes                   5.01       8/16/2007           1,000
    2,000   Travelers Companies, Inc., Junior Subordinated Debentures          6.25       3/15/2037           1,883
    4,000   XL Capital Ltd., Notes, Series E                                   6.50               -(c)        3,576
                                                                                                           --------
                                                                                                             39,280
                                                                                                           --------
            REGIONAL BANKS (5.4%)
    1,750   Bank of Hawaii, Notes                                              6.88       3/01/2009           1,791
    3,000   Bank of Oklahoma, Notes                                            5.75       5/15/2017           2,983
    1,000   Banknorth Group, Inc., Senior Notes                                3.75       5/01/2008             986
    2,000   CBG Florida REIT Corp., Notes(a)                                   7.11               -(c)        1,987
    2,000   Chittenden Corp., Subordinated Notes                               5.80       2/14/2017           1,997
    1,000   City National Corp., Senior Notes                                  5.13       2/15/2013             983
    1,000   Colonial Bank, N.A., Subordinated Notes                            6.38      12/01/2015           1,018
    2,000   Cullen/Frost Bankers, Inc., Junior Subordinated Notes              5.75       2/15/2017           2,003
    3,000   Fifth Third Capital Trust IV, Bonds                                6.50       4/15/2037           2,845
    1,000   First Republic Bank Corp., Subordinated Notes                      7.75       9/15/2012           1,075
    2,000   Fulton Capital Trust I, Notes                                      6.29       2/01/2036           1,877
    2,000   Huntington Capital III, Junior Subordinated Notes                  6.65       5/15/2037           1,884
    2,000   Imperial Bank, Subordinated Capital Notes                          8.50       4/01/2009           2,091
    1,000   Popular North America Capital Trust I, Bonds                       6.56       9/15/2034             913
    1,000   Regions Financing Trust II, Trust Preferred Securities, Bonds      6.63       5/15/2047             960
    2,000   Susquehanna Bancshares, Inc., Subordinated Notes                   4.75       5/01/2014           1,960
    2,000   TCF Financial Bank, Subordinated Notes                             5.00       6/15/2014           1,970
    2,000   TCF National Bank, Subordinated Notes                              5.50       2/01/2016           1,943
    2,000   U.S. AgBank, FCB, Notes(a)                                         6.11               -(c)        2,002
    1,950   Union Planters Bank, N.A., Subordinated Notes                      6.50       3/15/2018           1,964
    2,000   Whitney National Bank, Subordinated Notes                          5.88       4/01/2017           1,939
    1,000   Zions Bancorp, Subordinated Notes                                  6.00       9/15/2015             997
                                                                                                           --------
                                                                                                             38,168
                                                                                                           --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            REITs - DIVERSIFIED (0.3%)
   $1,000   Liberty Property, LP, Senior Notes                                 5.13%      3/02/2015        $    963
    1,000   Washington REIT, Senior Notes                                      5.35       5/01/2015             978
                                                                                                           --------
                                                                                                              1,941
                                                                                                           --------
            REITs - INDUSTRIAL (0.1%)
    1,000   Prologis, Senior Notes                                             5.75       4/01/2016             989
                                                                                                           --------
            REITs - OFFICE (0.6%)
    2,000   Brandywine Operating Partnership, LP, Guaranteed Notes             4.50      11/01/2009           1,958
            Duke Realty, LP,
    1,000     Notes                                                            5.50       3/01/2016             961
    1,000     Senior Notes                                                     5.95       2/15/2017             989
                                                                                                           --------
                                                                                                              3,908
                                                                                                           --------
            REITs - RESIDENTIAL (0.3%)
    1,000   Archstone Smith Operating Trust, Notes                             5.25       5/01/2015             960
    1,000   Post Apartment Homes, LP, Senior Notes                             5.45       6/01/2012             981
                                                                                                           --------
                                                                                                              1,941
                                                                                                           --------
            REITs - RETAIL (0.9%)
    1,000   Federal Realty Investment Trust, Bonds                             6.20       1/15/2017           1,016
            Pan Pacific Retail Properties, Inc.,
    1,000     Notes                                                            7.95       4/15/2011           1,090
    1,000     Notes                                                            5.25       9/01/2015             973
    2,000   Rouse Co., Notes                                                   7.20       9/15/2012           2,083
    1,000   Simon Property Group, LP, Notes                                    6.10       5/01/2016           1,012
                                                                                                           --------
                                                                                                              6,174
                                                                                                           --------
            REITs - SPECIALIZED (0.3%)
    1,000   Hospitality Properties Trust, Senior Notes                         5.13       2/15/2015             942
    1,000   Ventas Realty, LP, Senior Notes                                    9.00       5/01/2012           1,060
                                                                                                           --------
                                                                                                              2,002
                                                                                                           --------
            SPECIALIZED FINANCE (0.2%)
    2,000   Financial Security Assurance Holdings Ltd.,
              Junior Subordinated Notes(a)                                     6.40      12/15/2066           1,761
                                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (1.1%)
    2,000   Countrywide Financial Corp., Subordinated Notes                    6.25       5/15/2016           1,884
    1,000   Independence Community Bank Corp.,
              Subordinated Notes                                               3.75(b)    4/01/2014             971

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $2,000   Sovereign Bank, Subordinated Notes                                 4.38%      8/01/2013        $  1,978
    1,000   Washington Mutual Bank FA, Subordinated Notes                      5.13       1/15/2015             940
    2,000   Washington Mutual Preferred Funding Trust I,
              Bonds, Series A-1(a)                                             6.53               -(c)        1,950
                                                                                                           --------
                                                                                                              7,723
                                                                                                           --------
            Total Financials                                                                                179,486
                                                                                                           --------
            HEALTH CARE (0.6%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    1,000   Hospira, Inc., Senior Notes                                        6.05       3/30/2017             986
                                                                                                           --------
            HEALTH CARE SERVICES (0.1%)
    1,000   Laboratory Corp. of America, Senior Notes                          5.63      12/15/2015             969
                                                                                                           --------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
      500   Fisher Scientific International, Inc.,
              Senior Subordinated Notes                                        6.75       8/15/2014             497
                                                                                                           --------
            MANAGED HEALTH CARE (0.3%)
    2,000   Highmark, Inc., Senior Notes(a)                                    6.80       8/15/2013           2,087
                                                                                                           --------
            Total Health Care                                                                                 4,539
                                                                                                           --------
            INDUSTRIALS (1.0%)
            ------------------
            BUILDING PRODUCTS (0.3%)
    2,000   USG Corp., Notes                                                   6.30      11/15/2016           1,980
                                                                                                           --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    2,000   Allied Waste North America, Inc.,
              Senior Notes, Series B                                           5.75       2/15/2011           1,890
                                                                                                           --------
            INDUSTRIAL MACHINERY (0.1%)
    1,000   Pall Corp., Senior Notes(a)                                        6.00       8/01/2012           1,007
                                                                                                           --------
            RAILROADS (0.3%)
    2,000   Norfolk Southern Corp., Senior Notes                               7.70       5/15/2017           2,202
                                                                                                           --------
            Total Industrials                                                                                 7,079
                                                                                                           --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   $1,000   Fiserv, Inc., Notes                                                4.00%      4/15/2008        $    990
                                                                                                           --------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    2,000   Qwest Communications International, Inc.,
              Senior Notes                                                     7.25       2/15/2011           1,950
                                                                                                           --------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    2,510   US Unwired, Inc., Secured Notes                                   10.00       6/15/2012           2,716
                                                                                                           --------
            Total Telecommunication Services                                                                  4,666
                                                                                                           --------
            UTILITIES (8.3%)
            ----------------
            ELECTRIC UTILITIES (5.6%)
    2,000   Ameren UE, Senior Secured Notes                                    5.10      10/01/2019           1,809
    1,000   Baltimore Gas & Electric Co., Notes(a)                             5.90      10/01/2016             991
    2,000   Black Hills Corp., Notes                                           6.50       5/15/2013           1,995
    1,000   Bruce Mansfield Unit 1 & 2, Pass-Through
              Certificates(a),(d)                                              6.85       6/01/2034           1,028
    1,045   Carolina Power & Light Co., Bonds                                  6.13       9/15/2033           1,048
    2,447   Cedar Brakes II, LLC, Senior Notes, Series C(a)                    9.88       9/01/2013           2,710
    1,000   Comed Financing II, Notes, Series B                                8.50       1/15/2027             962
    2,550   Entergy Gulf States, Inc., Bonds                                   5.70       6/01/2015           2,464
    1,000   Entergy Louisiana, Inc., First Mortgage Bonds                      5.83      11/01/2010             997
    1,000   Entergy Mississippi, Inc., First Mortgage Bonds                    5.92       2/01/2016             984
      894   FPL Energy National Wind, LLC, Secured Notes(a)                    5.61       3/10/2024             870
    2,000   FPL Group Capital, Inc., Bonds                                     6.35      10/01/2066           1,933
    2,320   ITC Holdings Corp., Senior Notes(a)                                5.25       7/15/2013           2,240
            MidAmerican Energy Holdings Co.,
    1,000     Senior Notes                                                     5.88      10/01/2012           1,015
    1,000     Senior Notes                                                     5.80      10/15/2036             946
    2,000   Monongahela Power Co., Notes, Series A                             7.36       1/15/2010           2,097
    1,000   Nevada Power Co., Notes, Series O                                  6.50       5/15/2018           1,009
    1,000   New York State Electric & Gas Corp., Notes                         5.50      11/15/2012             998
      918   Oglethorpe Power Corp., Senior Secured Facility Bonds              6.97       6/30/2011             941

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $1,000   Potomac Edison Co., First Mortgage Bond                            5.35%     11/15/2014        $    967
    1,306   Power Contract Financing, Senior Notes(a)                          6.26       2/01/2010           1,320
    1,000   PPL Capital Funding, Inc., Junior Guaranteed
              Subordinated Notes, Series A                                     6.70       3/30/2067             942
    2,000   PPL Energy Supply, LLC, Senior Notes                               6.40      11/01/2011           2,050
    1,000   PSI Energy, Inc., Senior Notes                                     6.05       6/15/2016           1,002
    1,000   Public Service Co. of Colorado, Senior Notes                       7.88      10/01/2012           1,110
    1,000   Public Service Co. of Oklahoma, Senior Notes                       6.15       8/01/2016           1,007
    1,000   Sierra Pacific Power Co., Notes                                    6.25       4/15/2012           1,015
    1,000   Southern Power Co., Senior Notes                                   6.25       7/15/2012           1,028
      964   Tristate General & Transport Association, Bonds(a)                 6.04       1/31/2018             960
    1,000   Virginia Electric Power Co., Senior Notes                          5.40       1/15/2016             968
                                                                                                           --------
                                                                                                             39,406
                                                                                                           --------
            GAS UTILITIES (1.9%)
    2,000   AGL Capital Corp., Guaranteed Notes                                6.38       7/15/2016           2,063
    2,000   Atmos Energy Corp., Senior Notes                                   6.35       6/15/2017           2,037
    1,000   Centerpoint Energy Resources Corp., Senior Notes                   5.95       1/15/2014             995
    1,000   Duke Capital Corp., LLC, Senior Notes                              8.00      10/01/2019           1,108
    1,000   Enbridge Energy Partners, LP, Notes                                4.75       6/01/2013             942
    2,000   Michigan Consolidated Gas Co., Notes                               5.00      10/01/2019           1,862
    1,000   National Fuel Gas Co., MTN, Notes                                  7.38       6/13/2025           1,107
    1,000   Northern Natural Gas Co., Senior Notes(a)                          5.38      10/31/2012             997
    1,000   Southern Star Central Gas, Notes(a)                                6.00       6/01/2016             932
    1,000   Valero Logistics Operations, LP, Senior Notes                      6.05       3/15/2013           1,015
                                                                                                           --------
                                                                                                             13,058
                                                                                                           --------
            MULTI-UTILITIES (0.8%)
    1,000   Energy East Corp., Notes                                           6.75       6/15/2012           1,051
    1,000   Puget Sound Energy, Inc., Junior
              Subordinated Notes, Series A                                     6.97       6/01/2067           1,012
    2,000   Wisconsin Energy Corp., Junior Subordinated Notes                  6.25       5/15/2067           1,902
    2,000   WPS Resources Corp., Notes                                         6.11      12/01/2066           1,899
                                                                                                           --------
                                                                                                              5,864
                                                                                                           --------
            Total Utilities                                                                                  58,328
                                                                                                           --------
            Total Corporate Obligations (cost: $302,604)                                                    296,064
                                                                                                           --------

28

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (10.3%)

            CONSUMER STAPLES (0.1%)
            -----------------------
            FOOD RETAIL (0.1%)
   $  500   Ahold Finance U.S.A., Inc., Notes                                  6.25%      5/01/2009        $    510
                                                                                                           --------
            ENERGY (1.1%)
            -------------
            INTEGRATED OIL & GAS (0.9%)
    2,000   Nakilat, Inc., Secured Bonds(a)                                    6.07      12/31/2033           1,918
            PEMEX Finance Ltd.,
      750     Notes                                                            9.03       2/15/2011             792
    1,867     Senior Notes                                                     8.88      11/15/2010           1,956
    2,000   Trans-Canada Pipelines Ltd., Junior
              Subordinated Notes                                               6.35       5/15/2067           1,875
                                                                                                           --------
                                                                                                              6,541
                                                                                                           --------
            OIL & GAS DRILLING (0.2%)
            Delek & Avner-Yam Tethys Ltd.,
      701     Secured Notes(a)                                                 5.33       8/01/2013             689
      701     Secured Notes(a)                                                 6.46(b)    8/01/2013             700
                                                                                                           --------
                                                                                                              1,389
                                                                                                           --------
            Total Energy                                                                                      7,930
                                                                                                           --------
            FINANCIALS (8.0%)
            -----------------
            DIVERSIFIED BANKS (4.9%)
    2,000   Banco Nacional De Comercio Exterior SNC, Notes(a)                  3.88       1/21/2009           1,940
    1,000   Banco Santander, Subordinated Notes(a)                             5.38      12/09/2014             956
    2,000   Barclays Bank plc, Subordinated Notes(a)                           5.93               -(c)        1,914
    2,000   BBVA International Preferred, Bonds(a)                             5.92               -(c)        1,753
    2,000   BNP Paribas, Subordinated Notes(a)                                 5.19               -(c)        1,875
    2,000   BOI Capital Funding Number 3 LP, Guaranteed Bonds(a)               6.11               -(c)        1,798
    3,000   HBOS plc, Subordinated Notes(a)                                    5.38               -(c)        2,926
    4,000   Lloyds TSB Group plc, Bonds(a)                                     6.27               -(c)        3,600
    2,000   Mizuho Capital Investment 1 Ltd.,
              Subordinated Bonds(a)                                            6.69               -(c)        1,976
    1,000   MUFG Capital Finance 1 Ltd., Guaranteed Preferred Bonds            6.35               -(c)          960
    2,000   National Capital Trust II, Subordinated Notes(a)                   5.49               -(c)        1,886

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $2,000   Nordea Bank AB, Subordinated Notes(a)                              5.42%              -(c)     $  1,877
    2,000   Rabobank Capital Funding Trust III,
              Subordinated Notes(a)                                            5.25               -(c)        1,877
    2,500   Skandinaviska Enskilda Banken AB, Bonds(a)                         5.47               -(c)        2,362
    2,000   Standard Chartered plc, Subordinated Notes(a)                      6.41               -(c)        1,828
    2,000   Sumitomo Mitsui Financial Group Preferred
              Capital, Bonds(a)                                                6.08               -(c)        1,925
    2,000   UFJ Finance Aruba AEC, Notes                                       8.75               -(c)        2,078
    1,000   Westpac Capital Trust IV, Notes(a)                                 5.26               -(c)          945
                                                                                                           --------
                                                                                                             34,476
                                                                                                           --------
            LIFE & HEALTH INSURANCE (0.4%)
    3,000   AXA S.A., Subordinated Notes(a)                                    6.46               -(c)        2,681
                                                                                                           --------
            MULTI-LINE INSURANCE (0.6%)
    4,000   ING Capital Funding Trust III, Guaranteed Bonds                    8.44               -(c)        4,341
                                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    2,000   ZFS Finance USA Trust II, Bonds(a)                                 6.45      12/15/2065           1,884
                                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (0.5%)
    1,000   Allied World  Assurance Holdings Ltd.,
              Senior Notes                                                     7.50       8/01/2016           1,050
    3,000   Catlin Insurance Co. Ltd., Notes(a)                                7.25               -(c)        2,759
                                                                                                           --------
                                                                                                              3,809
                                                                                                           --------
            REGIONAL BANKS (0.6%)
    2,000   Glitnir Banki hf, Notes(a)                                         7.45               -(c)        2,067
    2,000   Popular North America, Inc., Notes                                 4.25       4/01/2008           1,980
                                                                                                           --------
                                                                                                              4,047
                                                                                                           --------
            REINSURANCE (0.6%)
    1,000   Max USA Holdings, Ltd., Guaranteed Senior
              Notes(a)                                                         7.20       4/14/2017             963
    2,000   Montpelier Re Holdings Ltd., Senior Notes                          6.13       8/15/2013           1,954
    1,000   Platinum Underwriters Finance, Inc., Notes,
              Series B                                                         7.50       6/01/2017           1,050
                                                                                                           --------
                                                                                                              3,967
                                                                                                           --------
            SPECIALIZED FINANCE (0.1%)
    1,000   QBE Capital Funding II LP, Guaranteed Bonds(a)                     6.80               -(c)          935
                                                                                                           --------
            Total Financials                                                                                 56,140
                                                                                                           --------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.4%)
            ------------------
            BUILDING PRODUCTS (0.3%)
   $2,000   CRH America, Inc., Notes                                           6.00%      9/30/2016        $  1,973
                                                                                                           --------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,000   Siemens Financieringsmat, Notes(a)                                 6.13       8/17/2026             975
                                                                                                           --------
            Total Industrials                                                                                 2,948
                                                                                                           --------
            MATERIALS (0.4%)
            ----------------
            DIVERSIFIED METALS & MINING (0.4%)
    1,000   Brascan Corp., Notes                                               8.13      12/15/2008           1,036
    2,000   Glencore Funding, LLC, Notes(a)                                    6.00       4/15/2014           1,979
                                                                                                           --------
            Total Materials                                                                                   3,015
                                                                                                           --------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,000   Intelsat Ltd., Senior Notes                                        5.25      11/01/2008           1,960
                                                                                                           --------
            Total Eurodollar and Yankee Obligations (cost: $75,431)                                          72,503
                                                                                                           --------
            ASSET-BACKED SECURITIES (6.6%)

            FINANCIALS (5.3%)
            -----------------
            ASSET-BACKED FINANCING (5.3%)
    1,484   Aerco Ltd., Series 2A, Class A4(a)                                 5.84(b)    7/15/2025           1,487
    1,064   Airport Airplanes, Pass-Through Certificates,
              Series 1R, Class A8, EETC                                        5.70(b)    3/15/2019           1,043
    2,000   AmeriCredit Automobile Receivable Trust,
              Series 2007-BF, Class A2                                         5.31       1/06/2011           2,001
      49    Aviation Capital Group Trust, Notes,
              Series 2000-1A, Class A2(a)                                      5.80(b)   11/15/2025              49
            Bank One Issuance Trust, Notes,
    3,000     Series 2003, Class C-3                                           4.77       2/16/2016           2,855
    1,000     Series 2003, Class C1                                            4.54       9/15/2010             996
    3,000   Capital One Auto Finance Trust, Notes,
              Series 2007B, Class A3A                                          5.03       4/15/2012           2,995
    5,000   Carmax Auto Owner Trust, Notes,
              Series 2007-1, Class A2                                          5.30       3/15/2010           5,002

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            Citibank Credit Card Issuance Trust,
   $2,000     Series 2005-B1, Class B1                                         4.40%      9/15/2010        $  1,981
    1,000     Series 2005-C1, Class C1                                         5.50       3/24/2017             978
    2,000     Series 2005-C5, Class C5                                         4.95      10/25/2010           1,989
    1,000   Detroit Edison, Notes, Series 2001-1,
              Class A-4                                                        6.19       3/01/2013           1,025
      464   Hyundai Auto Receivables Trust, Notes,
              Series 2003-A, Class B                                           2.99      10/15/2010             460
      164   IKON Receivables LLC, Notes, Series 2003-1,
              Class A4                                                         3.27       7/15/2011             164
    5,000   Long Beach Auto Receivables Trust,
              Series 2007-A, Class A2                                          5.15      11/15/2010           4,997
    5,000   Santander Drive Auto Receivables Trust,
              Series 2007-1, Class A3                                          5.05       9/15/2011           4,988
            Trinity Rail Leasing L.P.,
    2,649     Series 2004-1A, Class A (INS)(d)                                 5.27       8/14/2027           2,527
    1,916     Series 2006-1A, Class A1(a)                                      5.90       5/14/2036           1,894
                                                                                                           --------
            Total Financials                                                                                 37,431
                                                                                                           --------
            INDUSTRIALS (1.3%)
            ------------------
            AIRLINES (1.3%)
            America West Airlines, Inc., Pass-Through
              Certificates,
      775     Series 1996-1, Class A, EETC                                     6.85       7/02/2009             778
      354     Series 1998-1, Class A, EETC                                     6.87       1/02/2017             360
    1,995     Series 1999-1, Class G, EETC (INS)                               7.93       1/02/2019           2,150
            American Airlines, Inc., Pass-Through
              Certificates,
    1,000     Series 2001-1, Class A-2, EETC                                   6.82       5/23/2011             985
    1,216     Series 2003-1, Class G, EETC (INS)                               3.86       7/09/2010           1,162
            Continental Airlines, Inc., Pass-Through
              Certificates,
    1,559     Series 99-1, Class A, EETC                                       6.55       2/02/2019           1,576
    1,268     Series AMBC, EETC (INS)                                          6.24       3/15/2020           1,313
      691   United Airlines, Pass-Through Certificates,
              Series 2000-1, Class A-1                                         7.78       1/01/2014             704
                                                                                                           --------
            Total Industrials                                                                                 9,028
                                                                                                           --------
            Total Asset-Backed Securities (cost: $46,498)                                                    46,459
                                                                                                           --------

32

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                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (24.4%)

            FINANCIALS (24.4%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (23.9%)
   $4,000   Banc of America Commercial Mortgage Trust,
              Pass-Through Certificates, Series 2006-2,
              Class AAB                                                        5.91%(b)   5/10/2045       $   4,008
      984   Banc of America Commercial Mortgage, Inc.,
              Pass-Through Certificates, Series 2005-6,
              Class KCB(a)                                                     5.50(b)    9/10/2047             907
            Bear Stearns Commercial Mortgage
              Securities, Inc.,
    1,500     Series 1998-C1, Class F(a)                                       6.00       6/16/2030           1,488
    1,767     Series 2003-T10, Class A1                                        4.00       3/13/2040           1,705
    2,000     Series 2005-T18, Class AAB                                       4.82       2/13/2042           1,916
    3,000     Series 2006-T22, Class AAB                                       5.63(b)    4/12/2038           2,979
    2,000     Series 2006-T24, Class AB                                        5.53(b)   10/12/2041           1,967
            Chase Commercial Mortgage Securities Corp.,
              Pass-Through Certificates,
    4,000     Series 1999-2, Class E                                           7.73       1/15/2032           4,185
      768     Series 2000-1, Class A2                                          7.76       4/15/2032             799
    2,000     Series 2000-3, Class A2                                          7.32      10/15/2032           2,085
    2,000   Citigroup Commercial Mortgage Trust,
              Series 2005-EMG, Class AJ(a)                                     4.83       9/20/2051           1,892
            Commercial Mortgage Trust, Pass-Through
              Certificates,
    3,000     Series 2004-LB4A, Class A4                                       4.58      10/15/2037           2,873
    4,993     Series 2004-RS1, Class A(a)                                      4.02       3/03/2041           4,814
    3,000     Series 2005-C6, Class A5A                                        5.12       6/10/2044           2,862
            Credit Suisse First Boston Mortgage
              Securities Corp.,
    1,000     Series 1998-C1, Class D                                          7.17       5/17/2040           1,043
    1,318     Series 2001-CK1, Class A-2                                       6.25      12/18/2035           1,317
    3,000     Series 2001-CK1, Class F(a)                                      6.65      12/18/2035           3,075
    3,000     Series 2005-C5, Class A3                                         5.10       8/15/2038           2,916
            Diversified REIT, Notes,
       19     Series 1999-1A, Class A1(a)                                      6.78       3/18/2011              19
    2,000     Series 1999-1A, Class C(a)                                       6.78       3/18/2011           2,030
    1,000     Series 2000-1, Class C(a)                                        6.97       3/08/2010           1,034
    3,859   DLJ Commercial Mortgage Corp.,
              Series 1999-CG2, Class A1B                                       7.30       6/10/2032           3,959

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                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $3,650   First Union National Bank-Chase Manhattan
              Bank Commercial Mortgage Trust,
              Series 1999-C2, Class D                                          7.06%      6/15/2031        $  3,737
      861   G-Force, LLC, Pass-Through Certificates,
              Series 2005-RRA, Class A-1(a)                                    4.39       8/22/2036             843
    1,500   GE Capital Commercial Mortgage Corp.,
              Series 2002-3A, Class D(a)                                       5.34      12/10/2037           1,479
    2,000   Global Signal Trust, Series 2006-1, Class B(a)                     5.59       2/15/2036           1,985
            GMAC Commercial Mortgage Security, Inc.,
    1,000     Series 1998-C2, Class D                                          6.50       5/15/2035           1,011
    1,115     Series 1999-C1, Class D                                          7.06(b)    5/15/2033           1,136
    1,500     Series 2004-C3, Class D                                          5.04(b)   12/10/2041           1,390
            GS Mortgage Securities Corp. II,
    2,890     Series 1998-GLII, Class E                                        7.19(b)    4/13/2031           2,916
    1,000     Series 2001 ROCK, Class A-2                                      6.62       5/03/2018           1,047
    2,000     Series 2003-C1, Class A2B                                        4.30       1/10/2040           1,937
    2,000   Hilton Hotels Pool Trust, Series 2000-HLTA,
              Class C(a)                                                       7.46      10/03/2015           2,073
            J.P. Morgan Chase Commercial Mortgage
              Securities Corp.,
    5,000     Series 2005-CB12, Class A3A1                                     4.82       9/12/2037           4,873
    2,000     Series 2005-LDP5, Class A4                                       5.34(b)   12/15/2044           1,929
    2,000     Series 2006-CB15, Class ASB                                      5.79       6/12/2043           1,999
    5,000     Series 2006-CB17, Class A-SB                                     5.42      12/12/2043           4,894
    2,000     Series 2006-LDP6, Class ASB                                      5.49       4/15/2043           1,973
    4,000     Series 2006-LDP7, Class ASB                                      6.07(b)    4/15/2045           4,036
    1,000     Series 2006-LDP8, Class A-SB                                     5.37       5/15/2045             977
            LB-UBS Commercial Mortgage Trust,
    1,000     Series 2001-WM, Class D(a)                                       6.83       7/14/2016           1,044
    4,000     Series 2004-C6, Class A4                                         4.58       8/15/2029           3,878
    3,000     Series 2006-C3, Class AAB                                        5.64(b)    3/15/2039           2,979
    3,000   Machine One Trust, Series 2004-1A,
              Class A3(a)                                                      5.22       5/28/2040           2,902
            Merrill Lynch Mortgage Investors, Inc.,
      844     Series 1998-C1, Class A2                                         6.48      11/15/2026             847
    3,485     Series 1999-C1, Class A2                                         7.56      11/15/2031           3,586
    4,000   Merrill Lynch Mortgage Trust, Series 2006-C2,
              Class A2                                                         5.76       8/12/2043           3,990
    2,000   Merrill Lynch-Countrywide Commercial
              Mortgage Trust, Series 2006-3, Class ASB                         5.38(b)    7/12/2046           1,957

34

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                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            Morgan Stanley Capital I, Inc.,
  $ 4,600     Series 2006-HQ9, Class AAB                                       5.69%      7/12/2044        $  4,578
    4,000     Series 2006-T23, Class AAB                                       5.97(b)    8/12/2041           4,024
            Morgan Stanley Dean Witter Capital I, Inc.,
    1,961     Series 1998 XL1, Class A-3                                       6.48       6/03/2030           1,965
    2,000     Series 2005 IQ9, Class A-3                                       4.49       7/15/2056           1,917
    5,000     Series 2005-RR6, Class A2FX(a)                                   5.13       5/24/2043           4,863
    3,000   Mortgage Capital Funding, Inc., Pass-Through
              Certificates, Series 1998-MC2, Class E                           7.24(b)    6/18/2030           3,043
    3,000   PNC Mortgage Acceptance Corp.,
              Series 1999-CM1, Class A2                                        7.51      12/10/2032           3,123
    3,213   Prudential Securities Secured Financing Corp.,
              Series 1999-C2, Class G                                          6.76       6/16/2031           3,302
      429   Salomon Brothers Mortgage Securities VII, Inc.,
              Series 2000-C3, Class A1                                         6.34      12/18/2033             430
    1,000   SBA Commercial Mortgage-Backed Trust,
              Series 2006-1A, Class C(a)                                       5.56      11/15/2036             982
    1,017   TIAA Real Estate Co. Ltd., Series 2001-C1A,
              Class A-3(a)                                                     6.56       6/19/2026           1,020
    2,000   Timberstar Trust, Series 2006-1A, Class B(a)                       5.75      10/15/2036           1,968
    2,000   Trizechahn Office Properties Trust,
              Series 2001-TZHA, Class A3(a)                                    6.21       3/15/2013           2,005
            Wachovia Bank Commercial Mortgage Trust,
              Pass-Through Certificates,
   10,000     Series 2004-C12, Class A-2                                       5.00       7/15/2041           9,888
    2,000     Series 2005-C17, Class A4                                        5.08       3/15/2042           1,907
    2,000     Series 2005-C18, Class APB                                       4.81       4/15/2042           1,920
    5,000     Series 2006-C27, Class A2                                        5.62       7/15/2045           5,003
    5,000     Series 2006-C28, Class A2                                        5.50      10/15/2048           4,975
                                                                                                           --------
                                                                                                            168,204
                                                                                                           --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
            Credit Suisse First Boston Mortgage
              Securities Corp.,
    7,179     Series 2003-C3, Class ASP (acquired
              6/17/2003; cost $666)(a),(e)                                     1.64       5/15/2038             296
   37,816     Series 2004-C1, Class ASP (acquired
              8/30/2004; cost $1,637)(a),(e)                                   0.79       1/15/2037             924
   11,428   Greenwich Capital Commercial Funding Corp.,
              Series 2002-C1, Class XP (acquired
              7/17/2003 & 8/13/2003; cost $1,188)(a),(e)                       1.78       1/11/2035             849

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                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
  $66,610   GS Mortgage Securities Corp. II,
              Series 2001 ROCK, Class X-1 (acquired
              5/13/2004; cost $1,002)(a),(e)                                   0.39%      5/03/2018         $   581
    9,373   LB-UBS Commercial Mortgage Trust,
              Series 2003-C5, Class XCP (acquired
              7/16/2003; cost $474)(a),(e)                                     1.10       4/15/2037             160
   15,908   Morgan Stanley Dean Witter Capital I, Inc.,
              Series 2004-T13, Class X2 (acquired
              1/23/2004; cost $866)(a),(e)                                     0.95       9/13/2045             438
                                                                                                           --------
                                                                                                              3,248
                                                                                                           --------
            Total Financials                                                                                171,452
                                                                                                           --------
            Total Commercial Mortgage Securities (cost: $173,361)                                           171,452
                                                                                                           --------
            U.S. GOVERNMENT AGENCY ISSUES (1.8%)(f)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
            Freddie Mac(+),
    2,000     Series 2694 QG                                                   4.50       1/15/2029           1,936
    1,189     Series 2435 VG                                                   6.00       2/15/2013           1,206
      218     Series 2389 VH                                                   6.00      10/15/2018             218
    1,832   Government National Mortgage Assn.,
              Series 1999-14 VD                                                6.00       3/20/2014           1,835
                                                                                                           --------
                                                                                                              5,195
                                                                                                           --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   15,167   Government National Mortgage Assn.,
              Series 2003-59, Class XB                                         2.11       7/16/2010             388
                                                                                                           --------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.0%)
            Freddie Mac(+),
    2,405     Pool B19905                                                      5.00       9/01/2020           2,334
    4,415     Pool A44446                                                      5.50       4/01/2036           4,268
                                                                                                           --------
                                                                                                              6,602
                                                                                                           --------
            Total U.S. Government Agency Issues (cost: $12,256)                                              12,185
                                                                                                           --------
            U.S. TREASURY SECURITIES (3.1%)

            INFLATION-INDEXED NOTES (3.1%)
   22,059   2.38%, 1/15/2025 (cost: $21,496)                                                                 21,806
                                                                                                           --------

36

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                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (7.0%)

            AIRPORT/PORT (0.6%)
   $2,000   College Park, GA, RB, Series 2006A (INS)                           5.76%      1/01/2015        $  2,051
    2,025   Riverside, CA, Public Financing Auth.
              Tax Allocation, RB, Series 2007B (INS)                           5.19       8/01/2017           1,983
                                                                                                           --------
                                                                                                              4,034
                                                                                                           --------
            APPROPRIATED DEBT (0.6%)
    1,940   Commonwealth Financing Auth., PA, RB,
              Series B (INS)                                                   5.63       6/01/2023           1,967
    2,000   Reeves County, TX, COP, Series 2007 (INS)                          5.75       3/01/2012           1,989
                                                                                                           --------
                                                                                                              3,956
                                                                                                           --------
            CASINOS & GAMING (0.7%)
    1,000   Mashantucket (Western) Pequot Tribe, CT, RB(a)                     5.91       9/01/2021             967
    4,000   Seneca Nation of Indians Capital
              Improvements Auth., NY, Bonds, Series 2007-B                     6.75      12/01/2013           3,990
                                                                                                           --------
                                                                                                              4,957
                                                                                                           --------
            EDUCATION (0.4%)
    2,000   California State Univ., RB (INS)                                   5.27      11/01/2017           1,999
    1,000   Univ. of Oklahoma RB                                               5.25      11/01/2019             965
                                                                                                           --------
                                                                                                              2,964
                                                                                                           --------
            ELECTRIC/GAS UTILITIES (0.4%)
    2,000   Energy Acquisition Corp. II, OH, RB (INS)                          4.49       2/15/2008           1,992
    1,000   North Carolina Eastern Municipal Power
              Agency RB, Series 2003-E                                         5.23       1/01/2011             989
                                                                                                           --------
                                                                                                              2,981
                                                                                                           --------
            GENERAL OBLIGATION (0.8%)
    1,000   Bucks County, PA, GO (INS)                                         3.94      12/15/2008             987
    2,000   Hopewell, VA, Taxable Public Improvement GO,
              Series B                                                         5.25       7/15/2009           1,991
    2,000   King County, WA, GO, Series 2004C                                  4.32      12/01/2010           1,955
    1,000   Riverside, CA, Pension Obligation, RB,
              Series A (INS)                                                   4.21       2/15/2011             974
                                                                                                           --------
                                                                                                              5,907
                                                                                                           --------
            HOSPITAL (0.5%)
    1,000   Medical Univ., SC, Hospital Auth. Facilities, RB,
              Series 2004B (INS)                                               5.01       2/15/2015             974
    1,435   New Jersey Health Care Facilities
              Financing Auth., RB                                              5.10       3/01/2010           1,433

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $  960   Rhode Island State Health & Education RB,
              Series C (LOC - Citizens Bank of Rhode Island)                   3.60%      9/15/2033        $    955
                                                                                                           --------
                                                                                                              3,362
                                                                                                           --------
            MISCELLANEOUS (0.1%)
      949   Keenan Development Association of
              Tennessee LLC, RB, Series 2005 (INS)                             5.02       7/15/2028             902
                                                                                                           --------
            MULTIFAMILY HOUSING (0.2%)
    1,080   American Eagle Northwest LLC, WA, RB,
              Series 2005A                                                     4.97      12/15/2018           1,042
                                                                                                           --------
            NURSING/CCRC (0.3%)
    2,000   California Statewide Communities Development
              Auth. Assisted Living Facilities, RB (INS)                       5.59       2/01/2015           1,964
                                                                                                           --------
            OIL & GAS REFINING & MARKETING (0.1%)
    1,000   Harris County, TX, IDRB, Series 2002                               5.68       3/01/2023             985
                                                                                                           --------
            SALES TAX (0.3%)
    2,500   Sales Tax Asset Receivable Corp., NY, RB,
              Series B                                                         4.76      10/15/2015           2,401
                                                                                                           --------
            SPECIAL ASSESSMENT/TAX/FEE (1.7%)
            Charlotte, NC,
    2,000     COP                                                              5.35      12/01/2010           2,014
    2,780     COP                                                              5.37      12/01/2011           2,799
    3,000   Erie County, NY, Tobacco Asset Securitization
              Corp. RB, Series 2005E                                           6.00       6/01/2028           2,935
    1,000   New York State Environmental Facilities Corp.
              RB, Series 2004B (INS)                                           4.02      12/15/2009             979
    1,000   New York State Housing Finance Agency
              Personal Income Tax RB, Series 2006B                             5.19       9/15/2011           1,004
    2,000   New York State Urban Development Corp. RB,
              Series 2004B-3 (INS)                                             4.38      12/15/2011           1,937
                                                                                                           --------
                                                                                                             11,668
                                                                                                           --------
            WATER/SEWER UTILITY (0.3%)
    2,000   Escondido, CA, Joint Powers Financing Auth.
              RB, Series 2007B (INS)                                           5.53       9/01/2018           2,027
                                                                                                           --------
            Total Municipal Bonds (cost: $49,555)                                                            49,150
                                                                                                           --------

38

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL
   AMOUNT                                                                                                    MARKET
  $(000)/                                                                                                     VALUE
   SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (2.0%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   30,000   Dairy Farmers of America, Inc., 7.88%,
              cumulative redeemable, perpetual(a)                                                          $  3,053
                                                                                                           --------
            FINANCIALS (1.6%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
   50,000   HSBC Holdings, Series A, 6.20%, perpetual                                                         1,162
                                                                                                           --------
            LIFE & HEALTH INSURANCE (0.1%)
   40,000   Delphi Financial Group, Inc., Junior
              Subordinated Notes, 7.38%, perpetual                                                              890
                                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
   20,000   Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                            2,101
   $1,000   White Mountains Re Group, Junior
              Subordinated Notes, 7.51%, perpetual(a)                                                           978
                                                                                                           --------
                                                                                                              3,079
                                                                                                           --------
            REINSURANCE (0.7%)
    2,000   Ram Holdings Ltd., Series A, 7.50%,
              non-cumulative, perpetual(a)                                                                    2,021
   $3,000   Swiss Re Capital I LP, 6.85%, perpetual(a)                                                        2,991
                                                                                                           --------
                                                                                                              5,012
                                                                                                           --------
            REITs - INDUSTRIAL (0.1%)
   30,000   AMB Property Corp., Series O, 7.00%,
              cumulative redeemable, perpetual                                                                  741
                                                                                                           --------
            REITs - SPECIALIZED (0.1%)
   20,000   Public Storage, Inc., Series G, 7.00%, perpetual                                                    493
                                                                                                           --------
            Total Financials                                                                                 11,377
                                                                                                           --------
            Total Preferred Securities (cost: $14,716)                                                       14,430
                                                                                                           --------

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.3%)

            COMMERCIAL PAPER (2.3%)

            FINANCIALS (2.3%)
            -----------------
            DIVERSIFIED CAPITAL MARKETS (2.3%)
  $16,133   UBS Finance Delaware, LLC                                          5.33%      8/01/2007        $ 16,133
                                                                                                           --------
            Total Money Market Instruments (cost: $16,133)                                                   16,133
                                                                                                           --------

            TOTAL INVESTMENTS (COST: $712,050)                                                             $700,182
                                                                                                           ========

40

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.1% of net assets at July 31, 2007.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         ASSET-BACKED AND COMMERCIAL MORTGAGE SECURITIES - weighted life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

            COP    Certificate of Participation

            CPI    Consumer Price Index

            EETC   Enhanced Equipment Trust Certificate

            GO     General Obligation

            IDRB   Industrial Development Revenue Bond

            MTN    Medium-Term Note

            RB     Revenue Bond

            REIT   Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

            (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

            (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., ACA Financial Guarantee Corp., Financial Guaranty Insurance Co., Financial Security Assurance Corp., MBIA Insurance

42

 N O T E S
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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

                   Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2007.

         (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (d) Security was fair valued at July 31, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2007, was $3,248,000, which represented 0.5% of the Fund's net assets.

         (f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

ASSETS
   Investments in securities, at market value (identified cost of $712,050)    $700,182
   Receivables:
      Capital shares sold                                                         1,450
      USAA Investment Management Company (Note 5C)                                  358
      USAA Transfer Agency Company (Note 5D)                                          3
      Dividends and interest                                                      8,019
                                                                               --------
         Total assets                                                           710,012
                                                                               --------
LIABILITIES
   Payables:
      Securities purchased                                                        5,681
      Capital shares redeemed                                                       715
      Dividends on capital shares                                                   391
   Accrued management fees                                                          189
   Accrued transfer agent's fees                                                     29
   Other accrued expenses and payables                                               84
                                                                               --------
         Total liabilities                                                        7,089
                                                                               --------
            Net assets applicable to capital shares outstanding                $702,923
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $720,698
   Accumulated undistributed net investment income                                    2
   Accumulated net realized loss on investments and futures transactions         (5,909)
   Net unrealized depreciation of investments                                   (11,868)
                                                                               --------
            Net assets applicable to capital shares outstanding                $702,923
                                                                               ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               71,345
                                                                               ========
   Net asset value, redemption price, and offering price per share             $   9.85
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
   Dividends                                                  $   489
   Interest income                                             30,904
                                                              -------
      Total income                                             31,393
                                                              -------
EXPENSES
   Management fees                                              1,825
   Administration and servicing fees                              824
   Transfer agent's fees                                          992
   Custody and accounting fees                                    146
   Postage                                                         80
   Shareholder reporting fees                                      52
   Trustees' fees                                                   8
   Registration fees                                               78
   Professional fees                                               61
   Other                                                           11
                                                              -------
      Total expenses                                            4,077
   Expenses paid indirectly                                       (11)
   Expenses reimbursed                                           (505)
                                                              -------
      Net expenses                                              3,561
                                                              -------
NET INVESTMENT INCOME                                          27,832
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments
         Unaffiliated transactions                                495
         Affiliated transactions (Note 7)                         149
      Futures transactions                                        421
   Change in net unrealized appreciation/depreciation of:
      Investments                                              (3,451)
      Futures contracts                                           (77)
                                                              -------
            Net realized and unrealized loss                   (2,463)
                                                              -------
Increase in net assets resulting from operations              $25,369
                                                              =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
YEARS ENDED JULY 31,

                                                                    2007              2006
                                                               ---------------------------
FROM OPERATIONS
   Net investment income                                       $  27,832         $  18,556
   Net realized gain (loss) on:
      Investments                                                    644              (154)
      Futures transactions                                           421              (257)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 (3,451)          (11,680)
      Futures contracts                                              (77)               77
                                                               ---------------------------
         Increase in net assets resulting from operations         25,369             6,542
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (27,834)          (19,117)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     377,239           180,926
   Reinvested dividends                                           24,182            16,295
   Cost of shares redeemed                                      (129,935)         (109,817)
                                                               ---------------------------
      Increase in net assets from capital share transactions     271,486            87,404
                                                               ---------------------------
Net increase in net assets                                       269,021            74,829
NET ASSETS
   Beginning of year                                             433,902           359,073
                                                               ---------------------------
   End of year                                                 $ 702,923         $ 433,902
                                                               ===========================
Accumulated undistributed net investment income:
   End of year                                                 $       2         $       4
                                                               ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    37,738            18,186
   Shares issued for dividends reinvested                          2,420             1,641
   Shares redeemed                                               (13,029)          (11,044)
                                                               ---------------------------
      Increase in shares outstanding                              27,129             8,783
                                                               ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Debt  securities  with  maturities  greater  than 60 days  are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

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==========----------------------------------------------------------------------
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           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

                  recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Futures contracts are valued at the last quoted sales price.

               6. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data,

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

                  the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FUTURES  CONTRACTS  - The Fund may enter into  financial  futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of July 31, 2007, the Fund did not invest in any futures contracts.

            C. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            D. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

               on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2007.

            F. EXPENSES PAID INDIRECTLY - Through  arrangements  with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $11,000.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

               contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.4% of the total fees paid to CAPCO by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:

                           2007             2006
                       -----------------------------
Ordinary income*       $27,834,000       $19,117,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $    393,000
Accumulated capital and other losses          (5,909,000)
Unrealized depreciation                      (11,868,000)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2007, the Fund utilized capital loss carryovers of $382,000 to offset capital gains. At July 31, 2007, the Fund had a current post-October loss of $260,000 and capital loss carryovers of $5,649,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

    CAPITAL LOSS CARRYOVERS
--------------------------------
  EXPIRES               BALANCE
-----------           ----------
2010                  $5,609,000
2014                      40,000
                      ----------
              Total   $5,649,000
                      ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2007, were $411,809,000 and $150,272,000, respectively.

         As of July 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $712,050,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2007, for federal income tax purposes, were $3,032,000 and $14,900,000, respectively, resulting in net unrealized depreciation of $11,868,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

               30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the year ended July 31, 2007, the Fund's effective annualized base fee was 0.33% of the Fund's average net assets for the same period.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------
+/- 0.20% to 0.50%                 +/- 0.04%
+/- 0.51% to 1.00%                 +/- 0.05%
+/- 1.01% and greater              +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

               Investment Grade Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the year ended July 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,825,000, which included a performance adjustment of $26,000 that did not affect the effective base management fee of 0.33%.

            B. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $824,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2007, the Fund reimbursed the Manager $10,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. EXPENSE  LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.65% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2007, the Fund incurred reimbursable expenses of $505,000, of which $358,000 was receivable from the Manager.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $992,000. At July 31, 2007, the Fund recorded a receivable from SAS of $3,000 for adjustments to dividends payable.

            E. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                     COST TO      NET REALIZED
            SELLER                           PURCHASER              PURCHASER    GAIN TO SELLER
-----------------------------------------------------------------------------------------------
USAA Intermediate-Term Bond Fund      USAA Short-Term Bond Fund     $2,228,000       $149,000

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB  INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based on the analysis completed to date, has not identified a material impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

            B. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

               Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

58

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED JULY 31,
                                     ------------------------------------------------------------------------
                                         2007            2006            2005            2004            2003
                                     ------------------------------------------------------------------------
Net asset value at
   beginning of period               $   9.81        $  10.13        $  10.14        $  10.15        $   9.76
                                     ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                  .50             .48             .47             .47             .54
   Net realized and unrealized
      gain (loss)                         .04(b)         (.32)           (.01)           (.01)            .39
                                     ------------------------------------------------------------------------
Total from investment operations          .54             .16             .46             .46             .93
                                     ------------------------------------------------------------------------
Less distributions:
   From net investment income            (.50)           (.48)           (.47)           (.47)           (.54)
                                     ------------------------------------------------------------------------
Net asset value at end of period     $   9.85        $   9.81        $  10.13        $  10.14        $  10.15
                                     ========================================================================
Total return (%)*                        5.56            1.62            4.60            4.55            9.67
Net assets at end of period (000)    $702,923        $433,902        $359,073        $284,846        $218,691
Ratio of expenses to
   average net assets (%)**(a)            .65             .65             .65             .65             .65
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(a)                .74             .79             .74             .73             .72
Ratio of net investment income
   to average net assets (%)**           5.06            4.69            4.47            4.46            5.31
Portfolio turnover (%)                  27.99           29.98           41.86           24.01           97.15

* Assumes reinvestment of all net investment income distributions during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the year ended July 31, 2007, average net assets were  $550,515,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Reflects a net realized and unrealized gain per share, whereas the statement of operations reflects a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the portfolio.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

60

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                    BEGINNING              ENDING              DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2007 -
                                 FEBRUARY 1, 2007        JULY 31, 2007          JULY 31, 2007
                                 ---------------------------------------------------------------
Actual                                $1,000.00            $1,011.90                 $3.24

Hypothetical
 (5% return before expenses)           1,000.00             1,021.57                  3.26

*Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.19% for the six-month period of February 1, 2007, through July 31, 2007.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was higher than the median of its expense group and lower than the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2006, and exceeded the average of its performance universe and was equal to its Lipper index for the five-year period ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2006, and in the top 50% of its performance

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         universe for the five-year period ended December 31, 2006. The Board also noted the Fund's Morningstar rating.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints at specified asset levels, which allows the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

66

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2007

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                      INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

70

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

72

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                    Postage
                                                                    P A I D
                                                                      USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40050-0907                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09-28-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10-01-2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    09-28-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.